SCHEDULE OF INVENTORY (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 195,389	$ 198,605	$ 70,592
Finished goods, net	447,609	660,574	504,219
Total	$ 642,998	$ 859,179	$ 574,811